SHARE CAPITAL (Details 1)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Year Granted 2007 [Member] CAD	Dec. 31, 2012 Year Granted 2007 [Member] USD ($)	Dec. 31, 2012 Year Granted 2008 [Member] CAD	Dec. 31, 2012 Year Granted 2008 [Member] USD ($)	Dec. 31, 2012 Year Granted 2009 [Member] CAD	Dec. 31, 2012 Year Granted 2009 [Member] USD ($)	Dec. 31, 2012 Year Granted 2010 [Member] CAD	Dec. 31, 2012 Year Granted 2010 [Member] USD ($)	Dec. 31, 2012 Year Granted 2011 [Member] CAD	Dec. 31, 2012 Year Granted 2011 [Member] USD ($)	Dec. 31, 2012 Year Granted 2012 [Member] CAD	Dec. 31, 2012 Year Granted 2012 [Member] USD ($)
Number of options outstanding	4,312,165	4,162,061		868,500		274,446		253,340		516,636		846,903		1,552,340
Exercise price range	2.01		2.25		2.40		2.01		5.52		2.73		2.73
Exercise price range	7.65		6.00		5.00		5.60		6.45		7.65		7.18
Weighted average exercise price	4.52	4.23	4.78		4.55		4.78		6		3.94		4.16
Number of options exercisable	1,997,699			868,500		274,446		201,067		309,551		244,133		100,002
Weighted average exercise price	5.02			$ 4.78		$ 4.55		$ 4.64		$ 6.07		$ 4.52		$ 7.18
Expiry date			2013		2014		2015		2016		2017		2018